SCHEDULE OF COSTS INCURRED IN OIL AND GAS PROPERTY EXPLORATION, AND DEVELOPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Green World Nusantara [Member] | Kruh Block [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Exploration
Development	566,244	245,202	166,871
Total Exploration and Development Activities	566,244	245,202	166,871
Green World Nusantara [Member] | Rangkas [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Exploration	4,943	276,810	87,306
Development
Total Exploration and Development Activities	4,943	276,810	87,306
Harvel Nusantara Energi [Member] | Citarum Block [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Exploration	155,362	142,207	64,056
Development
Total Exploration and Development Activities	$ 155,362	$ 142,207	$ 64,056